5. Loans and Allowance for Loan Losses	12 Months Ended
Dec. 31, 2013
Trust preferred securities prepayment by underlying bank
Loans and Allowance for Loan Losses

The composition of net loans is as follows:

	2013	2012
Real Estate Secured:
Residential 1-4 family	$ 175,860	$ 167,777
Multifamily	20,592	17,348
Construction and Land Loans	18,509	19,161
Commercial, Owner Occupied	71,459	64,504
Commercial, Non-owner occupied	37,117	35,536
Second mortgages	7,934	9,298
Equity lines of credit	7,884	8,287
Farmland	9,322	11,180
	348,677	333,091

Secured (other) and unsecured
Personal	20,472	22,358
Commercial	31,575	31,927
Agricultural	3,376	3,372
	55,423	57,657

Overdrafts	304	297

	404,404	391,045
Less:
Allowance for loan losses	6,825	7,449
Net deferred fees	618	547
	7,443	7,996

Loans, net	$ 396,961	$ 383,049

The following table is an analysis of past due loans as of December 31, 2013:

	30-59 Days Past Due	60-89 Days Past Due	Greater Than 90 Days	Total Past Due	Current	Total Financing Receivables	Recorded Investment > 90 Days and Accruing

Real Estate Secured
Residential 1-4 family	$ 3,219	$ 1,805	$ 2,699	$ 7,723	$ 168,137	$ 175,860	$ -
Equity lines of credit	-	-	318	318	7,566	7,884	-
Multifamily	-	97	-	97	20,495	20,592	-
Farmland	38	-	129	167	9,155	9,322	-
Construction, Land Development, Other Land Loans	303	117	1,615	2,035	16,474	18,509	-
Commercial Real Estate- Owner Occupied	665	26	1,610	2,301	69,158	71,459	-
Commercial Real Estate- Non Owner Occupied	234	2,257	637	3,128	33,989	37,117	-
Second Mortgages	341	3	56	400	7,534	7,934	-
Non Real Estate Secured
Personal	357	177	146	680	20,096	20,776	2
Commercial	1,344	121	266	1,731	29,844	31,575	-
Agricultural	29	-	-	29	3,347	3,376	-

Total	$ 6,530	$ 4,603	$ 7,476	$ 18,609	$ 385,795	$ 404,404	$ 2

Loans are considered delinquent when payments have not been made according to the terms of the contract. The accrual of interest on loans is discontinued at the time the loan is 90 days delinquent unless the credit is well-secured and in process of collection. Credit card loans and other personal loans are typically charged off no later than 180 days past due. In all cases, loans are placed on non-accrual or charged-off at an earlier date if collection of principal or interest is considered doubtful.

The following is a summary of non-accrual loans at December 31, 2013:

Amount
Real Estate Secured
Residential 1-4 Family	$ 2,890
Multifamily	-
Construction and Land Loans	1,694
Commercial-Owner Occupied	3,005
Commercial- Non Owner Occupied	2,429
Second Mortgages	92
Equity Lines of Credit	318
Farmland	146
Secured (other) and Unsecured
Personal	144
Commercial	266
Agricultural	-

Total	$ 10,984

The December 31, 2013 total above includes approximately $3.25 million of loans that were current and paying under the terms of their existing loan agreement but included in non-accrual per regulatory guidance.

The following table is an analysis of past due loans as of December 31, 2012:

	30-59 Days Past Due	60-89 Days Past Due	Greater Than 90 Days	Total Past Due	Current	Total Financing Receivables	Recorded Investment > 90 Days and Accruing

Real Estate Secured
Residential 1-4 family	$ 4,894	$ 956	$ 4,029	$ 9,879	$ 157,898	$ 167,777	$ -
Equity lines of credit	-	-	-	-	8,287	8,287	-
Multifamily	-	-	-	-	17,348	17,348	-
Farmland	133	28	129	290	10,890	11,180	-
Construction, Land Development, Other Land Loans	209	78	1,953	2,240	16,921	19,161	-
Commercial Real Estate- Owner Occupied	221	21	2,888	3,130	61,374	64,504	-
Commercial Real Estate- Non Owner Occupied	239	2,115	290	2,644	32,892	35,536	-
Second Mortgages	374	9	495	878	8,420	9,298	-
Non Real Estate Secured
Personal	307	155	56	518	22,137	22,655	6
Commercial	402	205	526	1,133	30,794	31,927	-
Agricultural	3	-	-	3	3,369	3,372	-

Total	$ 6,782	$ 3,567	$ 10,366	$ 20,715	$ 370,330	$ 391,045	$ 6

The following is a summary of non-accrual loans at December 31, 2012:

Amount
Real Estate Secured
Residential 1-4 Family	$ 4,213
Multifamily	-
Construction and Land Loans	1,953
Commercial-Owner Occupied	2,888
Commercial- Non Owner Occupied	290
Second Mortgages	495
Equity Lines of Credit	-
Farmland	129
Secured (other) and Unsecured
Personal	50
Commercial	526
Agricultural	-

Total	$ 10,544

The following tables represent a summary of credit quality indicators of the Bank’s loan portfolio at December 31, 2013 and December 31, 2012. The grades are assigned and or modified by the Company’s credit review and credit analysis departments based on the creditworthiness of the borrower and the overall strength of the loan.

Credit Risk Profile by Internally Assigned Grade –December 31, 2013

Grade (1)	Residential 1-4 Family	Multifamily	Farmland	Construction, Land Loans	Commercial Real Estate- Owner Occupied	Commercial Real Estate Non-Owner Occupied

Quality	33,137	-	823	3,425	5,831	1,495
Satisfactory	90,569	15,419	4,128	8,123	27,712	15,153
Acceptable	38,958	3,049	3,699	3,733	22,007	11,148
Special Mention	4,678	2,124	6	1,652	6,823	2,507
Substandard	8,518	-	666	1,576	8,620	6,814
Doubtful	-	-	-	-	466	-

Total	$ 175,860	$ 20,592	$ 9,322	$ 18,509	$ 71,459	$ 37,117

Credit Risk Profile by Internally Assigned Grade –December 31, 2012

Grade (1)	Residential 1-4 Family	Multifamily	Farmland	Construction, Land Loans	Commercial Real Estate- Owner Occupied	Commercial Real Estate Non-Owner Occupied

Quality	34,201	994	1,001	3,768	5,016	1,168
Satisfactory	81,500	12,328	3,589	5,765	25,485	14,539
Acceptable	35,202	2,731	6,078	6,059	19,683	11,048
Special Mention	4,481	890	9	1,698	5,686	2,353
Substandard	12,393	405	503	1,871	8,634	6,428
Doubtful	-	-	-	-	-	-

Total	$ 167,777	$ 17,348	$ 11,180	$ 19,161	$ 64,504	$ 35,536

(1) Quality--This grade is reserved for the Bank’s top quality loans. These loans have excellent sources of repayment, with no significant identifiable risk of collection.  Generally, loans assigned this rating will demonstrate the following characteristics:

• Conformity in all respects with Bank policy, guidelines, underwriting standards, and Federal and State regulations (no exceptions of any kind).

• Documented historical cash flow that meets or exceeds required minimum Bank guidelines, or that can be supplemented with verifiable cash flow from other sources.

• Adequate secondary sources to liquidate the debt, including combinations of liquidity, liquidation of collateral, or liquidation value to the net worth of the borrower or guarantor.

For existing loans, all of the requirements above apply plus all payments have been made as agreed, current financial information on all borrowers and guarantors has been obtained and analyzed, and overall business operating trends are either stable or improving.

Satisfactory-This grade is given to acceptable loans. These loans have adequate sources of repayment, with little identifiable risk of collection. Loans assigned this rating will demonstrate the following characteristics:

• General conformity to the Bank's policy requirements, product guidelines and underwriting standards.  Any exceptions that are identified during the underwriting and approval process have been adequately mitigated by other factors.

• Documented historical cash flow that meets or exceeds required minimum Bank guidelines, or that can be supplemented with verifiable cash flow from other sources.

• Adequate secondary sources to liquidate the debt, including combinations of liquidity, liquidation of collateral, or liquidation value to the net worth of the borrower or guarantor.

For existing loans, all of the requirements outlined above will apply, plus all payments have been made as agreed, current financial information on all borrowers and guarantors has been obtained and analyzed, and overall business operating trends are stable with any declines considered minor and temporary.

Acceptable-This grade is given to loans that show signs of weakness in either adequate sources of repayment or collateral, but have demonstrated mitigating factors that minimize the risk of delinquency or loss.  Loans assigned this rating may demonstrate some or all of the following characteristics:

• Additional exceptions to the Bank's policy requirements, product guidelines or underwriting standards that present a higher degree of risk to the Bank.  Although the combination and/or severity of identified exceptions is greater, all exceptions have been properly mitigated by other factors.

• Unproved, insufficient or marginal primary sources of repayment that appear sufficient to service the debt at this time.  Repayment weaknesses may be due to minor operational issues, financial trends, or reliance on projected (not historical) performance.

• Marginal or unproven secondary sources to liquidate the debt, including combinations of liquidation of collateral and liquidation value to the net worth of the borrower or guarantor.

For existing loans, payments have generally been made as agreed with only minor and isolated delinquencies.

Special Mention -This grade is given to Watch List loans that include the following characteristics:

• Loans with underwriting guideline tolerances and/or exceptions with no identifiable mitigating factors.

• Extending loans that are currently performing satisfactorily but with potential weaknesses that may, if not corrected, weaken the asset or inadequately protect the Bank's position at some future date. Potential weaknesses are the result of deviations from prudent lending practices.

• Loans where adverse economic conditions that develop subsequent to the loan origination do not jeopardize liquidation of the debt, but do substantially increase the level of risk may also warrant this rating.

Substandard-Loans in this category are characterized by deterioration in quality exhibited by any number of well-defined weaknesses requiring corrective action. A substandard loan is inadequately protected by the current sound net worth and paying capacity of the obligor or of the collateral pledged, if any. Loans classified as substandard must have a well-defined weakness or weaknesses that jeopardize the liquidation of the debt; they are characterized by the distinct possibility that the Bank will sustain some loss if the deficiencies are not corrected.

 The weaknesses may include, but are not limited to:

·	High debt to worth ratios and or declining or negative earnings trends

·	Declining or inadequate liquidity

·	Improper loan structure or questionable repayment sources

·	Lack of well-defined secondary repayment source

·	Unfavorable competitive comparisons

Such loans are no longer considered to be adequately protected due to the borrower's declining net worth, lack of earnings capacity, declining collateral margins and/or unperfected collateral positions. A possibility of loss of a portion of the loan balance cannot be ruled out. The repayment ability of the borrower is marginal or weak and the loan may have exhibited excessive overdue status or extensions and/or renewals.

Doubtful -Loans classified Doubtful have all the weaknesses inherent in loans classified Substandard, plus the added characteristic that the weaknesses make collection or liquidation in full on the basis of currently existing facts, conditions, and values highly questionable and improbable. The ability of the borrower to service the debt is extremely weak, overdue status is constant, the debt has been placed on non-accrual status, and no definite repayment schedule exists.

However, these loans are not yet rated as loss because certain events may occur which would salvage the debt. Among these events are:

·	Injection of capital

·	Alternative financing

·	Liquidation of assets or the pledging of additional collateral.

Credit Risk Profile based on payment activity – December 31, 2013

	Consumer - Non Real Estate	Equity Line of Credit /Jr. liens	Commercial - Non Real Estate	Agricultural - Non Real Estate

Performing	$ 20,630	$ 15,444	$ 31,309	$ 3,376
Nonperforming (>90 days past due)	146	374	266	-

Total	$ 20,776	$ 15,818	$ 31,575	$ 3,376

Credit Risk Profile based on payment activity - December 31, 2012

	Consumer - Non Real Estate	Equity Line of Credit / Jr. liens	Commercial - Non Real Estate	Agricultural - Non Real Estate

Performing	$ 22,599	$ 17,090	$ 31,401	$ 3,372
Nonperforming (>90 days past due)	56	495	526	-

Total	$ 22,655	$ 17,585	$ 31,927	$ 3,372

The following tables reflect the Bank’s impaired loans at December 31, 2013 and December 31, 2012:

December 31, 2013	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
With no Related Allowance
Real Estate Secured
Residential 1-4 family	$ 6,042	$ 6,042	$ -	$ 6,300	$ 198
Equity lines of credit	364	364	-	182	6
Multifamily	-	-	-	-	-
Farmland	483	483	-	391	11
Construction, Land Development, Other Land Loans	1,694	1,694	-	1,677	1
Commercial Real Estate- Owner Occupied	5,393	5,393	-	5,201	173
Commercial Real Estate- Non Owner Occupied	6,454	6,454	-	4,943	250
Second Mortgages	62	62	-	191	3
Non Real Estate Secured
Personal	53	53	-	31	3
Commercial	96	96	-	82	5
Agricultural	-	-	-	10	-

Total	$ 20,641	$ 20,641	$ -	$ 19,008	$ 650

December 31, 2013	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
With an Allowance Recorded
Real Estate Secured
Residential 1-4 family	$ 3,026	$ 3,026	$ 394	$ 3,756	$ 145
Equity lines of credit	38	38	38	19	1
Multifamily	-	-	-	202	-
Farmland	200	200	25	201	8
Construction, Land Development, Other Land Loans	-	-	-	-	-
Commercial Real Estate- Owner Occupied	3,528	3,528	630	3,113	72
Commercial Real Estate- Non Owner Occupied	4,581	4,581	1,230	3,788	93
Second Mortgages	56	56	45	28	1
Non Real Estate Secured
Personal	133	133	84	77	6
Commercial	924	924	695	791	34
Agricultural	181	181	56	448	4

Total	$ 12,667	$ 12,667	$ 3,197	$ 12,425	$ 364

December 31, 2012	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
With no Related Allowance
Real Estate Secured
Residential 1-4 family	$ 6,559	$ 6,559	$ -	$ 7,797	$ 237
Equity lines of credit	-	-	-	-	-
Multifamily	-	-	-	460	-
Farmland	299	299	-	291	15
Construction, Land Development, Other Land Loans	1,660	1.730	-	2,074	40
Commercial Real Estate- Owner Occupied	5,010	5,010	-	7,083	138
Commercial Real Estate- Non Owner Occupied	3,432	3,432	-	4,146	136
Second Mortgages	321	321	-	456	14
Non Real Estate Secured
Personal	9	9	-	20	1
Commercial	68	68	-	1,257	5
Agricultural	20	20	-	10	1

Total	$ 17,378	$ 17,448	$ -	$ 23,594	$ 587

December 31, 2012	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
With an Allowance Recorded
Real Estate Secured
Residential 1-4 family	$ 4,486	$ 4,486	$ 491	$ 4,146	$ 165
Equity lines of credit	-	-	-	-	-
Multifamily	405	405	5	526	17
Farmland	203	203	2	255	13
Construction, Land Development, Other Land Loans	-	-	-	1,269	-
Commercial Real Estate- Owner Occupied	2,698	2,698	369	2,342	15
Commercial Real Estate- Non Owner Occupied	2,995	2,995	494	3,739	88
Second Mortgages	-	-	-	54	-
Non Real Estate Secured
Personal	22	22	1	48	2
Commercial	658	658	585	757	15
Agricultural	716	735	232	358	68

Total	$ 12,183	$ 12,202	$ 2,179	$ 13,494	$ 383

A loan is considered impaired and an allowance for loan losses is established on loans for which it is probable that the full collection of principal and interest is in doubt. Once a loan is identified as individually impaired, management measures impairment using one of several methods, including collateral value based on recent appraisal and /or tax assessment value, liquidation value and/or discounted cash flows. Those impaired loans not requiring an allowance represent loans for which the fair value of the expected repayments or collateral exceed the recorded investments in such loans. At December 31, 2013 and 2012, all of the total impaired loans were evaluated based on the fair value of the collateral. On a quarterly basis, the ALLL methodology begins with the determination of individually impaired loans. All loans that are rated “7” (Doubtful) are assessed as impaired based on the expectation that the full collection of principal and interest is in doubt. All loans that are rated “6” (Substandard) or are expected to be downgraded to “6”, require additional analysis to determine whether they may be impaired. All loans that are rated “5” (Special Mention) are presumed not to be impaired. However, “5” rated loans with the following characteristics warrant further analysis before completing an assessment of impairment:

•	A loan is 60 days or more delinquent on scheduled principal or interest;

•	A loan is presently in an unapproved over advanced position;

•	A loan is newly modified; or

•	A loan is expected to be modified.

The Company’s credit administration personnel and senior financial officers are responsible for tracking, coding, and monitoring loans that become Troubled Debt Restructurings. Concessions are made to existing borrowers in the form of modified interest rates and / or payment terms. The loans are segregated for regulatory and external reporting. Each specific TDR is reviewed to determine if the accrual of interest should be discontinued and also reviewed for impairment. The Company’s senior credit administration officer performs this analysis on a quarterly basis in addition to determining any other loans that are impaired within the loan portfolio. The Company had a total of $17.81 million and $21.61 million of loans categorized as troubled debt restructurings as of December 31, 2013 and 2012, respectively. Interest is accrued on TDRs if the loan is otherwise not impaired and the full collection of principal and interest under the modified terms is still deemed probable.

In the determination of the allowance for loan losses, management considers troubled debt restructurings and subsequent defaults in these restructurings by adjusting the loan grades of such loans. Defaults resulting in charge-offs affect the historical loss experience ratios which are a component of the allowance calculation. Additionally, specific reserves may be established on restructured loans evaluated individually.

The following is a summary of troubled debt restructurings occurring during the twelve months ended December 31, 2013.

Troubled Debt Restructurings Interest only	Number of Contracts	Pre- Modification Outstanding Recorded Investment	Post- Modification Recorded Investment

Residential 1-4 family
Equity lines of credit
Multifamily
Farmland
Construction, Land Development, Other Land Loans
Commercial Real Estate- Owner Occupied	1	1,395	1,395
Commercial Real Estate- Non Owner Occupied
Second Mortgages
Non Real Estate Secured
Personal / Consumer
Business Commercial
Agricultural

Total	1	1,395	1,395

Troubled Debt Restructurings Below Market Rate	Number of Contracts	Pre- Modification Outstanding Recorded Investment	Post- Modification Recorded Investment

Residential 1-4 family	2	1,264	1,264
Equity lines of credit
Multifamily
Farmland
Construction, Land Development, Other Land Loans
Commercial Real Estate- Owner Occupied
Commercial Real Estate- Non Owner Occupied	5	8,687	8,687
Second Mortgages
Non Real Estate Secured
Personal / Consumer
Business Commercial
Agricultural

Total	7	9,951	9,951

Troubled Debt Restructurings Loan term extension	Number of Contracts	Pre- Modification Outstanding Recorded Investment	Post- Modification Recorded Investment

Residential 1-4 family	3	500	500
Equity lines of credit
Multifamily
Farmland
Construction, Land Development, Other Land Loans	1	55	55
Commercial Real Estate- Owner Occupied	1	552	552
Commercial Real Estate- Non Owner Occupied
Second Mortgages	1	36	36
Non Real Estate Secured
Personal / Consumer
Business Commercial	1	71	71
Agricultural	3	755	755

Total	10	1,969	1,969
Troubled Debt Restructurings All	Number of Contracts	Pre- Modification Outstanding Recorded Investment	Post- Modification Recorded Investment
Total Restructurings	18	13,315	13,315

Troubled Debt Restructurings That subsequently defaulted	Number of Contracts	Pre- Modification Outstanding Recorded Investment	Post- Modification Recorded Investment

Residential 1-4 family
Equity lines of credit
Multifamily
Farmland
Construction, Land Development, Other Land Loans
Commercial Real Estate- Owner Occupied
Commercial Real Estate- Non Owner Occupied
Second Mortgages
Non Real Estate Secured
Personal / Consumer
Business Commercial
Agricultural

Total

The following is a summary of troubled debt restructurings occurring during the twelve months ended December 31, 2012.

Troubled Debt Restructurings Interest only	Number of Contracts	Pre- Modification Outstanding Recorded Investment	Post- Modification Recorded Investment

Residential 1-4 family	1	729	729
Equity lines of credit
Multifamily
Farmland	1	137	137
Construction, Land Development, Other Land Loans
Commercial Real Estate- Owner Occupied
Commercial Real Estate- Non Owner Occupied
Second Mortgages	1	83	83
Non Real Estate Secured
Personal / Consumer
Business Commercial
Agricultural

Total	3	949	949
Troubled Debt Restructurings Below Market Rate	Number of Contracts	Pre- Modification Outstanding Recorded Investment	Post- Modification Recorded Investment

Residential 1-4 family	12	1,732	1,724
Equity lines of credit
Multifamily
Farmland
Construction, Land Development, Other Land Loans
Commercial Real Estate- Owner Occupied	2	4,557	4,501
Commercial Real Estate- Non Owner Occupied	5	9,470	9,383
Second Mortgages
Non Real Estate Secured
Personal / Consumer
Business Commercial
Agricultural

Total	19	15,759	15,608

Troubled Debt Restructurings Loan term extension	Number of Contracts	Pre- Modification Outstanding Recorded Investment	Post- Modification Recorded Investment

Residential 1-4 family
Equity lines of credit
Multifamily	1	411	407
Farmland
Construction, Land Development, Other Land Loans
Commercial Real Estate- Owner Occupied	1	732	725
Commercial Real Estate- Non Owner Occupied
Second Mortgages
Non Real Estate Secured
Personal / Consumer	1	28	28
Business Commercial
Agricultural	1	129	129

Total	4	1,300	1,289
Troubled Debt Restructurings All	Number of Contracts	Pre- Modification Outstanding Recorded Investment	Post- Modification Recorded Investment
Total Restructurings	26	18,008	17,846

Troubled Debt Restructurings That subsequently defaulted	Number of Contracts	Pre- Modification Outstanding Recorded Investment	Post- Modification Recorded Investment

Residential 1-4 family (Interest Only)	1	729	729
Equity lines of credit
Multifamily
Farmland
Construction, Land Development, Other Land Loans ( Interest Only)
Commercial Real Estate- Owner Occupied
Commercial Real Estate- Non Owner Occupied
Second Mortgages (Interest Only)	1	84	84
Non Real Estate Secured
Personal / Consumer
Business Commercial
Agricultural

Total	2	813	813

The following tables present the balance in the allowance for loan losses and the recorded investment in loans by loan category and is segregated by impairment evaluation method as of December 31, 2013 and December 31, 2012.

Twelve months ended December 31, 2013	Residential 1-4 Family	Multifamily	Construction and Land Loans	Commercial Owner Occupied	Commercial Non-Owner Occupied	Second Mortgages	Equity Line of Credit	Farmland	Personal and Overdrafts	Commercial and Agricultural	Unallocated	Total
Allowance for Credit Losses:
Beginning Balance December 31, 2012	1,242	280	823	1,039	1,075	161	30	97	486	1,530	686	7,449
Provision for Credit Losses	166	(137)	(471)	42	748	126	23	8	366	117	332	1,320
Charge-offs	452	-	127	52	408	134	3	40	444	420	-	2,080
Recoveries	(19)	-	(5)	-	-	-	-	-	(75)	(37)	-	(136)
Net Charge-offs	433	-	122	52	408	134	3	40	369	383	-	1,944
Ending Balance December 31, 2013	975	143	230	1,029	1,415	153	50	65	483	1,264	1,018	6,825
Ending Balance: Individually evaluated for impairment	394	-	-	630	1,230	45	38	25	84	751	-	3,197
Ending Balance: Collectively Evaluated for Impairment	581	143	230	399	185	108	12	40	399	513	1,018	3,628
Loans:
Ending Balance: Individually Evaluated for Impairment	9,068	-	1,694	8,921	11,035	118	402	683	490	1,201	-	33,612
Ending Balance: Collectively Evaluated for Impairment	166,792	20,592	16,815	62,538	26,082	7,816	7,482	8,639	20,286	33,750	-	370,792
Ending Balance: December 31, 2013	$175,860	$20,592	$18,509	$71,459	$37,117	$7,934	$7,884	$9,322	$20,776	$34,951	-	$404,404

Twelve months ended December 31, 2012	Residential 1-4 Family	Multifamily	Construction and Land Loans	Commercial Owner Occupied	Commercial Non-Owner Occupied	Second Mortgages	Equity Line of Credit	Farmland	Personal and Overdrafts	Commercial and Agricultural	Unallocated	Total
Allowance for Credit Losses:
Beginning Balance December 31, 2011	1,618	477	1,746	1,209	400	371	69	336	764	1,620	414	9,024
Provision for Credit Losses	47	49	(858)	511	856	(123)	(16)	(237)	101	356	272	958
Charge-offs	584	246	518	686	183	90	23	4	453	594	-	3,381
Recoveries	(161)	-	(453)	(5)	(2)	(3)	-	(2)	(74)	(148)	-	(848)
Net Charge-offs	423	246	65	681	181	87	23	2	379	446	-	2,533
Ending Balance December 31, 2012	1,242	280	823	1,039	1,075	161	30	97	486	1,530	686	7,449
Ending Balance: Individually evaluated for impairment	491	5	-	369	494	-	-	2	1	817	-	2,179
Ending Balance: Collectively Evaluated for Impairment	751	275	823	670	581	161	30	95	485	713	686	5,270
Loans:
Ending Balance: Individually Evaluated for Impairment	11,045	405	1,660	7,708	6,427	321	-	502	328	1,462	-	29,858
Ending Balance: Collectively Evaluated for Impairment	156,732	16,943	17,501	56,796	29,109	8,977	8,287	10,678	22,327	33,837	-	361,187
Ending Balance: December 31, 2012	$167,777	$17,348	$19,161	$64,504	$35,536	$9,298	$8,287	$11,180	$22,655	$35,299	-	$391,045

Overview of Loan Review and ALLL Processes

The loan review function performs various tasks that are utilized to discover weaknesses within the loan portfolio. These include annual reviews on loan relationships that are greater than $500,000. The relationship review includes a discussion on the collateral, repayment history, guarantor(s) financial position, and debt service coverage on an individual and global level. These reviews are based primarily upon federal tax returns for cash flow determination, internally prepared interim statements and personal financial statements. Debt service coverage (DSC) is calculated on each individual customer, or guarantor, as well as the aggregate or global DSC. The DSC is discounted to determine a “stressed” DSC. Collateral evaluation includes an inspection of the collateral file to determine if the Bank is indeed properly securitized. Collateral is discounted, when appropriate, to determine a “stressed” LTV. In addition to annual loan relationship reviews, quarterly reviews on all loan relationships over $100,000 that are graded Substandard, Doubtful and Loss are also completed. This quarterly review process is comprised of a shortened version of the full relationship review. These quarterly reviews include a discussion on personal credit management, DSC and LTV. In addition to these quarterly reviews of all non-pass watch list relationships, a semi-annual review is conducted on all Special Mention loan relationships that are on the watch list. These reviews are prepared in the same manner as the quarterly non-pass relationship reviews. The appropriateness of the risk rating of each relationship is assessed, with changes to the risk rating being made by the Senior Credit Review Officer, when deemed appropriate. Other measures taken to determine potential problem relationships include the monthly preparation of the watch list. During that process, past due loan reports are reviewed, as well as any other information that might be presented by loan officers, regarding a particular loan relationship that is exhibiting stress. To be considered as a watch list relationship, distinct characteristics must be exhibited. These include, but are not limited to late payments greater than 60 days, a low DSC calculation, bankruptcy filings, casualty losses, or other issues that would cause a perceived increase in the risk of loss to the Bank. The final segment of the loan review process involves special reviews. These reviews target specific segments of the loan portfolio, i.e. credit cards, equity lines, consumer loans, construction loans, and other specific segments of the loan portfolio that management wishes to have reviewed. However, currently, the primary emphasis of the loan review function is loan relationship review work, and watch list management.

The segments of the Company’s loan portfolio are disaggregated to a level that allows management to monitor risk and performance. In reviewing risk, management has determined there to be several different risk categories within the loan portfolio. The allowance for loan losses consists of amounts applicable to: (i) the commercial loan portfolio; (ii) the commercial real estate loan portfolio; (iii) the construction loan portfolio; (iv) the consumer loan portfolio; and, (v) the residential loan portfolio. The commercial real estate (“CRE”) loan segment is further disaggregated into two classes. Non-owner occupied CRE loans, which include loans secured by non-owner occupied nonfarm nonresidential properties, generally have a greater risk profile than all other CRE loans, which include multifamily structures and owner-occupied commercial structures. The construction loan segment is further disaggregated into two classes. One-to-four family residential construction loans are generally made to individuals for the acquisition of and/or construction on a lot or lots on which a residential dwelling is to be built. Commercial construction loans are generally made to developers or investors for the purpose of acquiring, developing and constructing residential or commercial structures. Construction lending is generally considered to involve a higher degree of credit risk than long-term permanent financing.

The following describes the Company’s basic methodology for computing its ALLL for the twelve months ending December 31, 2013 and 2012.

On a quarterly basis, the ALLL methodology begins with the identification of loans subject to ASC 310. All loans that are rated “7” (Doubtful) are assessed as impaired based on the expectation that the full collection of principal and interest is in doubt. All loans that are rated “6” (Substandard) or are expected to be downgraded to “6”, require additional analysis to determine whether they may be impaired under ASC 310. All loans that are rated “5” (Special Mention) are presumed not to be impaired. However, “5” rated loans, together with any Troubled Debt Restructured (TDR) loan, may warrant further analysis before completing an assessment of impairment.

For ASC 310 loans that are individually evaluated and found to be impaired (primarily those designated as Substandard and Doubtful), the associated ALLL will be based upon one of the three impairment measurement methods specified within ASC 310:

(1)	Present value of expected future cash flows discounted at the loan’s effective interest rate;

(2)	Loan’s observable market price; or

(3)	Fair value of the collateral.

To determine the amount of loan loss exposure for the impaired ASC 310 loans, the value of collateral for secured loans is evaluated to determine the current value and potential exposure. The collateral value is adjusted for its age and condition, and, for real estate, adjusted for condition, location, and age of the most current appraisal. If the adjusted value of the collateral is less than the current principal balance, the difference is designated as direct exposure for loan loss calculations. The total balance of unsecured loans is considered as direct exposure.

ASC 450 Loan Loss:

For all other loans, including individual loans determined not to be impaired under ASC 310, the associated ALLL is calculated in accordance with ASC 450 that provides for estimated credit losses likely to be realized on groups of loans with similar risk characteristics. The Bank uses standard call report categories to segregate loans into groups with similar risk characteristics. Estimated credit losses reflect significant factors that affect the collectability of the portfolio as of the evaluation date. Key factors that influence risk within the Bank’s loan portfolio are divided into three major categories:

(1) Historical Loss Factor: To calculate the anticipated loan loss in each call report category for ASC 450 loans, the Bank begins with the net loss in each category for each of the last twelve quarters. The Bank uses a rolling twelve quarter weighted historical loss average where the most recent quarters are weighted heavier than the earlier quarters so that the calculation reflects current risk trends within the portfolio. The weighting used by the Company is similar to the Rule of 78’s with the net losses of the most recent quarter weighted at 12/78ths and those in the first quarter in the twelve quarter period weighted at 1/78th. Therefore, the net losses of the most recent year represent approximately 54% of the calculation compared with 33% if a simple average of losses over the three-year period was used. The total of weighted factors for each call report category is applied to the current outstanding loan balance in each category to calculate expected loss based on historical data for a group of loans with similar risk characteristics. The same weighting is applied to all loan types.

(2)External economic factors: Economic conditions have a significant impact on the Bank’s loan portfolio because deteriorating conditions can adversely impact both collateral values and the customer’s ability to service debt. Management has selected the following external factors as indicators of economic conditions:

a.	National GDP Growth Rate

b.	Local Unemployment Rates

c.	The Prime Rate

The values for external factors are updated on a quarterly basis based on current economic data.

(3)Internal process factors: Internal factors that influence loss rates as a result of risk management and control practices include the following:

d.	Past-Due Loans

e.	Non-Accrual Loans

f.	CRE Concentrations

g.	Loan Volume Level

h.	Level and Trend of Classified Loans

 The values for internal factors are updated on a quarterly basis based on current portfolio metrics.

Once the quarterly ALLL is computed, the calculations are reviewed by the Company’s credit administration committee which is comprised of the CEO, CFO, and Senior Lending Officers, including Credit Review personnel. The Company’s controller also performs a detailed review of the computations, estimates, etc. included in the ALLL calculation. The ALLL is then reviewed and approved by the Board of Directors.